Share option plans (Tables)	12 Months Ended
Dec. 31, 2012
Share option plans [Abstract]
Share option transactions related to the Seadrill Scheme
The following summarizes share option transactions related to the Seadrill Scheme in 2012, 2011 and 2010:

	2012		2011		2010
	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$	Options	Weighted average exercise price US$

Outstanding at beginning of year	5,420,438	26.16	5,512,400	20.30	6,199,833	13.87
Granted	181,012	37.41	1,786,771	34.68	1,910,000	29.94
Exercised	(1,415,000)	16.39	(1,638,165)	16.33	(2,329,000)	11.88
Forfeited	(312,559)	30.84	(240,568)	21.98	(268,433)	14.99
Outstanding at end of year	3,875,891	29.88	5,420,438	26.16	5,512,400	20.30
Exercisable at end of year	1,164,214	21.19	1,598,412	19.82	1,645,333	16.03